Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Gross Notional Amount and Fair Value of Derivative Instruments
The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2021			2020
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$–	$–	$–	$82	$1	$–
	Foreign currency swaps	57	1	1	57	–	4
Cash flow hedges	Foreign currency swaps	1,251	5	379	1,756	24	468
	Equity contracts	145	10	–	127	6	–
Net investment hedges	Forward contracts	671	9	–	628	1	10
Total derivatives in qualifying hedge accounting relationships		2,124	25	380	2,650	32	482
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	300,556	11,832	7,347	287,182	21,332	12,190
	Interest rate futures	11,944	–	–	16,750	–	–
	Interest rate options	10,708	514	–	11,622	663	–
	Foreign currency swaps	36,405	790	1,722	31,491	838	1,659
	Currency rate futures	3,086	–	–	3,467	–	–
	Forward contracts	45,295	2,674	562	38,853	3,833	565
	Equity contracts	18,577	1,667	27	15,738	1,092	66
	Credit default swaps	44	1	–	241	3	–
	Equity futures	11,359	–	–	10,984	–	–
Total derivatives not designated in qualifying hedge accounting relationships		437,974	17,478	9,658	416,328	27,761	14,480
Total derivatives		$440,098	$17,503	$10,038	$418,978	$27,793	$14,962

Summary of Gross Notional Amount by Remaining Term to Maturity, Total Fair Values (Including Accrued Interest), Credit Risk Equivalent and Risk Weighted Amount by Contract Type
The following table presents the fair values of the derivative instruments by the remaining term to maturity. Fair values disclosed below do not incorporate the impact of master netting agreements (refer to note 8).

	Remaining term to maturity
As at December 31, 2021	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$2,500	$1,803	$1,000	$12,200	$17,503
Derivative liabilities	294	387	379	8,978	10,038

	Remaining term to maturity
As at December 31, 2020	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,656	$3,524	$1,228	$21,385	$27,793
Derivative liabilities	386	250	555	13,771	14,962
The following table presents gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit equivalent amount and capital requirement by contract type.

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2021	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$4,554	$21,884	$90,592	$117,030	$12,112	$(7,717)	$4,395	$1,582	$29
Cleared swap contracts	21,722	27,665	134,139	183,526	441	(453)	(12)	–	–
Forward contracts	14,636	15,791	741	31,168	2,625	(483)	2,142	299	5
Futures	11,944	–	–	11,944	–	–	–	–	–
Options purchased	1,406	2,789	6,513	10,708	515	–	515	113	9
Subtotal	54,262	68,129	231,985	354,376	15,693	(8,653)	7,040	1,994	43
Foreign exchange
Swap contracts	1,941	8,869	26,903	37,713	801	(2,181)	(1,380)	1,302	25
Forward contracts	14,798	–	–	14,798	58	(79)	(21)	85	–
Futures	3,086	–	–	3,086	–	–	–	–	–
Credit derivatives	11	33	–	44	1	–	1	–	–
Equity contracts
Swap contracts	669	323	–	992	57	(10)	47	29	–
Futures	11,359	–	–	11,359	–	–	–	–	–
Options purchased	10,974	6,716	40	17,730	1,616	(17)	1,599	766	8
Subtotal including accrued interest	97,100	84,070	258,928	440,098	18,226	(10,940)	7,286	4,176	76
Less accrued interest	–	–	–	–	723	(902)	(179)	–	–
Total	$97,100	$84,070	$258,928	$440,098	$17,503	$(10,038)	$7,465	$4,176	$76

	Remaining term to maturity (notional amounts)				Fair value				Capital requirement (2)
As at December 31, 2020	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount (1)
Interest rate contracts
OTC swap contracts	$7,567	$20,852	$110,166	$138,585	$21,803	$(12,816)	$8,987	$2,607	$73
Cleared swap contracts	2,314	18,784	127,581	148,679	432	(424)	8	–	–
Forward contracts	11,092	18,355	1,259	30,706	3,739	(462)	3,277	629	12
Futures	16,750	–	–	16,750	–	–	–	–	–
Options purchased	1,572	3,922	6,128	11,622	664	–	664	138	4
Subtotal	39,295	61,913	245,134	346,342	26,638	(13,702)	12,936	3,374	89
Foreign exchange
Swap contracts	1,670	8,490	23,144	33,304	855	(2,195)	(1,340)	1,112	23
Forward contracts	8,741	34	–	8,775	95	(113)	(18)	56	–
Futures	3,467	–	–	3,467	–	–	–	–	–
Credit derivatives	192	49	–	241	3	–	3	–	–
Equity contracts
Swap contracts	1,227	289	–	1,516	43	(51)	(8)	27	–
Futures	10,984	–	–	10,984	–	–	–	–	–
Options purchased	8,168	6,181	–	14,349	1,051	(15)	1,036	500	5
Subtotal including accrued interest	73,744	76,956	268,278	418,978	28,685	(16,076)	12,609	5,069	117
Less accrued interest	–	–	–	–	892	(1,114)	(222)	–	–
Total	$73,744	$76,956	$268,278	$418,978	$27,793	$(14,962)	$12,831	$5,069	$117

(1)
Credit equivalent amount is the sum of replacement cost and the potential future credit exposure less any collateral held. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by OSFI.

(2)	Capital requirement represents the credit equivalent amount, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.

Summary of Fair Value and the Fair Value Hierarchy of Derivative Instruments
Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2021	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$14,971	$–	$12,510	$2,461
Foreign exchange contracts	854	–	854	–
Equity contracts	1,677	–	1,616	61
Credit default swaps	1	–	1	–
Total derivative assets	$17,503	$–	$14,981	$2,522
Derivative liabilities
Interest rate contracts	$7,829	$–	$7,419	$410
Foreign exchange contracts	2,182	–	2,181	1
Equity contracts	27	–	17	10
Total derivative liabilities	$10,038	$–	$9,617	$421

As at December 31, 2020	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$25,735	$–	$21,902	$3,833
Foreign exchange contracts	957	–	957	–
Equity contracts	1,098	–	1,051	47
Credit default swaps	3	–	3	–
Total derivative assets	$27,793	$–	$23,913	$3,880
Derivative liabilities
Interest rate contracts	$12,652	$–	$12,271	$381
Foreign exchange contracts	2,244	–	2,239	5
Equity contracts	66	–	15	51
Total derivative liabilities	$14,962	$–	$14,525	$437

Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in investment income. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2021	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate liabilities	$–	$–	$–
Foreign currency swaps	Fixed rate assets	4	(2)	2
Total		$4	$(2)	$2

For the year ended December 31, 2020	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate liabilities	$4	$(2)	$2
Foreign currency swaps	Fixed rate assets	(2)	3	1
Total		$2	$1	$3

Summary of Effects of Derivatives in Cash Flow Hedging Relationships
The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Comprehensive Income are shown in the following table.

For the year ended December 31, 2021	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$(1)	$(1)	$–
	Floating rate liabilities	89	3	–
	Fixed rate liabilities	(19)	(21)	–
Equity contracts	Stock-based compensation	5	5	–
Total		$74	$(14)	$–

For the year ended December 31, 2020	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$1	$–	$–
	Floating rate liabilities	(64)	14	–
	Fixed rate liabilities	(14)	(2)	–
Equity contracts	Stock-based compensation	(2)	16	–
Total		$(79)	$28	$–

Summary of Effects of Net Investment Hedging Relationships
The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2021	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$61	$–	$–
Forward contracts	59	–	–
Total	$120	$–	$–
For the year ended December 31, 2020	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$161	$–	$–
Forward contracts	(53)	–	–
Total	$108	$–	$–

Summary of Investment Income on Derivatives Not Designated in Qualifying Hedge Accounting Relationships
Investment income on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2021	2020
Interest rate swaps	$(1,986)	$2,423
Interest rate futures	(687)	894
Interest rate options	(133)	291
Foreign currency swaps	(166)	(55)
Currency rate futures	66	(47)
Forward contracts	(1,751)	3,785
Equity futures	(2,140)	(1,111)
Equity contracts	871	322
Credit default swaps	(2)	(4)
Total	$(5,928)	$6,498